Trade accounts and other accounts payable	12 Months Ended
Dec. 31, 2020
Trade accounts and other accounts payable
Trade accounts and other accounts payable

(19) Trade accounts and other accounts payable

	December 31,
	2020	2019	2018
Trade payables	$4,516,424	3,972,460	3,996,014
Sundry creditors and expenses payable	532,679	518,711	597,330
Provisions	24,099	64,154	103,494
Statutory employee profit sharing	62,075	86,710	68,432
Retained payroll taxes and other local taxes	375,086	275,214	259,828
Direct employee benefits	232,083	213,345	160,431
Interest payable	10,575	28,060	10,728
Others	116	173	90
	$5,753,137	5,158,827	5,196,347

Note 8 discloses the Company’s exposure to the exchange and liquidity risks related to trade accounts payable and other accounts payable.

In December 2009, the National Water Commission (CNA, for its Spanish acronym) imposed credits and fines to the Company for supposed infractions made by the Company in water administration for exploitation of livestock. The Company has recognized a provision for the amount that it expects to be probable to pay.

Bachoco USA, LLC. is involved in claims with the United States of America Department of Labor and the Unites State Immigration and Customs Enforcement, and various other matters related to its business, including workers’ payment claims and environmental issues. As of December 31, 2020 and 2019 the Company has not recorded any provision. During 2018 the Company recorded provisions of $39,340  (2,000 thousand dollars) for estimated probable payments, which were reversed in 2019 based on Management's estimate of risk of loss.